Consolidated Statements of Stockholders Equity - 20F - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 0	$ 294,520	$ (396,138)	$ (101,618)
Balance (in shares) at Dec. 31, 2012	2,391,856
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of equity incentive plan shares	$ 0	0	0	0
Cancellation of equity incentive plan shares (in shares)	(2)
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	15	0	15
Net (loss) / income	0	0	10,907	10,907
Balance at Dec. 31, 2013	$ 0	294,535	(385,231)	(90,696)
Balance (in shares) at Dec. 31, 2013	2,391,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Related parties liabilities released	$ 0	9,819	0	9,819
Issuance of common stock	$ 0	3,205	0	3,205
Issuance of common stock (in shares)	1,586,000
Gain on extinguishment of convertible promissory notes				0
Net (loss) / income	$ 0	0	80,348	80,348
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	4,800	0	4,800
Issuance of common stock (in shares)	5,333,500
Issuance of convertible promissory notes	$ 0	4,000	0	4,000
Net (loss) / income	0	0	(2,056)	(2,056)
Balance at Jun. 30, 2015	$ 0	316,359	(306,939)	9,420
Balance (in shares) at Jun. 30, 2015	9,311,354
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	13,819	0	13,821
Issuance of common stock (in shares)	15,355,559
Issuance of convertible promissory notes	$ 0	15,765	0	15,765
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Stock based compensation	$ 0	178	0	178
Stock based compensation (in shares)	189,000
Net (loss) / income	$ 0	0	(8,956)	(8,956)
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Balance at Jun. 30, 2015	$ 0	316,359	(306,939)	9,420
Balance (in shares) at Jun. 30, 2015	9,311,354
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	$ 0	(79)	0	(79)
Stock based compensation (in shares)	8,003
Net (loss) / income	$ 0	0	(11,859)	(11,859)
Balance at Jun. 30, 2016	$ 2	$ 346,600	$ (325,698)	$ 20,904
Balance (in shares) at Jun. 30, 2016	19,514,410